Investments in Associates and Joint Ventures - Balance sheet information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investments in associates and joint ventures
Current assets	$ 73,258,950	$ 69,061,075
Non-current assets	220,483,131	202,185,257
Total assets	293,742,081	271,246,332
Current liabilities	56,669,522	43,709,666
Non-current liabilities	140,548,495	139,597,633
Total liabilities	197,218,017	183,307,299
Investments accounted for using the equity method
Investments in associates and joint ventures
Current assets	159,619	151,151
Non-current assets	651,674	541,861
Total assets	811,293	693,012
Current liabilities	75,110	45,320
Non-current liabilities	788,200	860,357
Total liabilities	863,310	905,677
Net assets	(52,017)	(212,665)
Goodwill	113,837	110,607
Adjustments for differences in accounting policies	755,973	821,253
Long-term loans granted to GTAC, net	817,793	719,195
UH II..
Investments in associates and joint ventures
Current assets			$ 2,579,100	$ 1,470,301
Non-current assets			11,729,470	8,249,358
Total assets			14,308,570	9,719,659
Current liabilities			691,600	712,300
Non-current liabilities			10,619,970	8,630,459
Total liabilities			11,311,570	9,342,759
Net assets			$ 2,997,000	$ 376,900
Associated other than UHI II
Investments in associates and joint ventures
Current assets	196,110	923,784
Non-current assets	118,207	967,584
Total assets	314,317	1,891,368
Current liabilities	154,957	1,229,246
Non-current liabilities	23,459	315,260
Total liabilities	178,416	1,544,506
Net assets	135,901	346,862
Goodwill	29,002	323,294
Adjustments for differences in accounting policies	$ 164,903	$ 670,156